Submission	Oct. 09, 2024
Submission [Line Items]
Central Index Key	0000009631
Registrant Name	Bank of Nova Scotia
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Securities 424I N/A	N/A